UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04525

T. Rowe Price California Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

California Tax-Free Income Trust	November 30, 2013

T. Rowe Price California Tax-Free Bond Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 99.4%		
CALIFORNIA 98.2%		
ABAG Fin. Auth. for Nonprofit Corp., Odd Fellows Home 5.00%, 4/1/32	2,700	2,728
ABAG Fin. Auth. for Nonprofit Corp., Odd Fellows Home 5.00%, 4/1/42	1,000	981
Alameda Corridor Transportation Auth., 5.00%, 10/1/29 (1)	3,700	3,924
Anaheim PFA, Electric System Distribution, 5.375%, 10/1/36	2,500	2,720
Bay Area Toll Auth., San Francisco Area F1, 5.625%, 4/1/44	3,000	3,216
Brea PFA, Redev. Agency, Tax Allocation, 7.125%, 9/1/26	1,200	1,259
California, Economic Recovery, 5.00%, 7/1/22	1,000	1,098
California, Economic Recovery, 5.25%, 7/1/21	2,500	2,961
California, GO, 5.00%, 4/1/37	5,000	5,139
California, GO, 5.00%, 10/1/41	1,790	1,819
California, GO, 5.00%, 4/1/43	2,550	2,594
California, GO, 5.00%, 11/1/43	2,300	2,341
California, GO, 5.50%, 3/1/40	2,000	2,160
California, GO, Series A1, 5.00%, 9/1/31	3,000	3,176
California, GO, Series A2, 5.00%, 9/1/31	2,500	2,646
California, Veterans Housing, GO, 5.05%, 12/1/36 (2)	605	595
California CDA, Kaiser Permanente, VRDN, 0.03%, 4/1/38	2,900	2,900
California County Tobacco Securitization Agency Tobacco Industry, Los Angeles, STEP, 5.25%, 6/1/21	2,150	2,065
California Dept. of Water Resources, Power Supply 5.00%, 5/1/22	3,000	3,454
California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22	2,000	2,318
California EFA, Chapman Univ., 5.00%, 4/1/31	1,750	1,823
California EFA, Claremont McKenna College, 5.00%, 1/1/42	2,500	2,560
California EFA, Pepperdine Univ., 5.00%, 9/1/33	2,000	2,106
California EFA, Univ. of Southern California, 5.25%, 10/1/38	3,250	3,466

California EFA, Univ. of the Pacific, 5.00%, 11/1/21	1,000	1,044
California HFA, Adventist Health, VRDN, 0.05%, 9/1/38	2,000	2,000
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	350	379
California HFA, Cedars-Sinai Medical Center, 5.00%, 8/15/21	1,000	1,165
California HFA, Cedars-Sinai Medical Center, 5.00%, 8/15/39	2,490	2,468
California HFA, Dignity Health, Catholic Healthcare West 5.625%, 7/1/32	3,605	3,672
California HFA, Lucile Packard Children's Hosp. 1.45%, 8/15/23 (Tender 3/15/17)	2,000	2,036
California HFA, Providence Health & Services, 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	65	81
California HFA, Providence Health & Services, 6.50%, 10/1/38	3,385	3,866
California HFA, Saint Joseph Health, 5.00%, 7/1/37	3,385	3,421
California HFA, Saint Joseph Health, VRDN, 0.04%, 7/1/41	1,500	1,500
California HFA, Scripps Health, 5.50%, 10/1/20	2,000	2,358
California HFA, Stanford Hosp. & Clinics, 5.00%, 8/15/42	2,500	2,477
California HFA, Sutter Health, 5.25%, 8/15/31	5,250	5,567
California Housing Fin. Agency, Single Family, 5.20%, 8/1/28	1,645	1,620
California Housing Fin. Agency, Single Family, 5.55%, 8/1/33 (2)	2,510	2,410
California Infrastructure & Economic Dev. Bank Independent System Operator, 6.25%, 2/1/39 (Prerefunded 2/1/15) (3)	2,000	2,141
California Infrastructure & Economic Dev. Bank J. Paul Getty Trust, 0.33%, 10/1/47 (Tender 4/1/16)	4,000	4,000
California Infrastructure & Economic Dev. Bank Pepperdine Univ., 5.00%, 11/1/28	430	458
California Infrastructure & Economic Dev. Bank Scripps Research Institute, 5.75%, 7/1/30	1,000	1,003
California Municipal Fin. Auth., Cancer Center of Santa Barbara 5.00%, 6/1/31 (4)	1,410	1,322
California Municipal Fin. Auth., Community Hosp. 5.00%, 2/1/14	1,790	1,802
California Pollution Control Fin. Auth., Waste Management, PCR 0.70%, 8/1/23 (Tender 2/3/14) (2)	2,000	2,000

California Pollution Control Fin. Auth., Waste Management, PCR 1.875%, 4/1/25 (Tender 4/1/15) (2)	3,500	3,511
California Pollution Control Fin. Auth., Waste Management, PCR 5.00%, 7/1/27 (2)	1,500	1,529
California Pollution Control Fin. Auth., Waste Management, PCR 5.40%, 4/1/25 (2)	1,000	1,028
California Public Works Board, 5.25%, 3/1/21 (5)	2,455	2,463
California Public Works Board, 5.50%, 6/1/14 (6)	545	560
California Public Works Board, Board of Regents, Univ. of California, 5.00%, 12/1/28 (Prerefunded 12/1/21) (3)	4,000	4,836
California Public Works Board, Dept. of Corrections 5.25%, 6/1/28 (Prerefunded 12/1/13) (3)	1,000	1,000
California Public Works Board, Hosp., 5.00%, 6/1/25	2,000	2,193
California Public Works Board, Judiciary Council, 5.00%, 3/1/38	1,250	1,248
California Public Works Board, Univ. of California, Research 5.00%, 10/1/26 (Prerefunded 10/1/16) (3)	1,350	1,522
California Public Works Board, Univ. Projects, 5.00%, 10/1/31	1,200	1,234
California Public Works Board, Univ. Projects, 5.25%, 10/1/27	2,000	2,145
California State Univ. Trustees, 5.00%, 11/1/23 (Prerefunded 11/1/15) (3)(7)	2,805	3,058
California State Univ. Trustees, 5.00%, 11/1/23 (7)	1,195	1,285
California Statewide CDA, American Baptist Homes of the West 5.00%, 10/1/43	1,250	1,101
California Statewide CDA, American Baptist Homes of the West 6.25%, 10/1/39	2,690	2,762
California Statewide CDA, Che Trinity, 5.00%, 12/1/41	3,735	3,729
California Statewide CDA, Cottage Health, 5.00%, 11/1/40	3,350	3,316
California Statewide CDA, Enloe Medical Center 5.75%, 8/15/38	1,365	1,411
California Statewide CDA, Episcopal Communities & Services 5.00%, 5/15/42	1,500	1,338
California Statewide CDA, Front Porch Communities (Internext) 5.125%, 4/1/37 (8)	3,700	3,427
California Statewide CDA, Huntington Memorial Hosp. 5.00%, 7/1/27	2,000	2,050

California Statewide CDA, Kaiser Permanente, 5.00%, 4/1/42	7,555	7,453
California Statewide CDA, Polytechnic School, 5.00%, 12/1/29	2,500	2,588
California Statewide CDA, Polytechnic School, 5.00%, 12/1/34	1,000	1,019
California Statewide CDA, Sutter Health, 5.00%, 8/15/32	6,200	6,337
California Statewide CDA, Terraces at San Joaquin Gardens 6.00%, 10/1/47	1,750	1,721
Carson Redev. Agency, Tax Area 1A, 7.00%, 10/1/36	1,250	1,389
Castaic Union School Dist., GO, Zero Coupon, 5/1/18 (9)	3,555	3,016
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric, PCR 5.50%, 12/1/21 (2)	3,000	3,122
Contra Costa Water Dist., 5.00%, 10/1/33	1,000	1,071
Foothill / Eastern Transportation Corridor Agency Zero Coupon, 1/1/17 (6)	2,000	1,946
Golden State Tobacco Securitization Corp., Tobacco Industry 4.50%, 6/1/27	1,970	1,641
Golden State Tobacco Securitization Corp., Tobacco Settlement 5.00%, 6/1/35 (9)	1,295	1,272
Intermodal Container Transfer Fac., Union Pacific 5.75%, 11/1/14 (5)	1,500	1,573
Irvine, Reassessment Dist. 12-1, 3.00%, 9/2/14	500	508
Irvine, Reassessment Dist. 12-1, 4.00%, 9/2/17	1,215	1,324
Jefferson Union High School Dist., GO, 6.45%, 8/1/25 (7)	1,250	1,503
Jefferson Union High School Dist., San Mateo, GO 6.45%, 8/1/29 (7)	1,000	1,175
Long Beach Bond Fin. Auth., Natural Gas Purchase Merrill Lynch, 5.50%, 11/15/37	2,000	2,065
Long Beach Harbor, 6.00%, 5/15/17 (2)(9)	1,000	1,172
Los Angeles Airport, 5.00%, 5/15/28	5,000	5,391
Los Angeles Airport, 5.125%, 5/15/33	5,500	5,731
Los Angeles Airport, 5.25%, 5/15/39	1,775	1,881
Los Angeles County Public Works Fin. Auth., 5.00%, 12/1/27 (7)	4,170	4,328
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/42	4,000	4,011

Los Angeles County Public Works Fin. Auth., Rowland Heights 5.50%, 10/1/18 (1)	790	878
Los Angeles Dept. of Water & Power, Electric, 5.00%, 7/1/29	4,500	4,915
Los Angeles Dept. of Water & Power, Waterworks 5.00%, 7/1/31 (5)	2,000	2,116
Los Angeles Harbor Dept., 7.60%, 10/1/18 (6)	1,785	2,112
Los Angeles Municipal Improvement Corp., Real Property 5.00%, 3/1/42	2,490	2,456
Los Angeles Wastewater, 5.00%, 6/1/32	4,550	4,875
Modesto Irrigation Auth., 5.00%, 7/1/23 (Prerefunded 7/1/14) (1)(3)	3,030	3,116
Morgan Hill Redev. Agency, 5.00%, 9/1/32	825	857
Morgan Hill Redev. Agency, 5.00%, 9/1/33	2,175	2,251
Mountain View Shoreline Regional Park Community 5.75%, 8/1/40	1,500	1,549
Northern California Power Agency, Hydroelectric, 5.00%, 7/1/32	1,400	1,467
Oakland, Measure G, GO, 5.00%, 1/15/26 (5)	2,445	2,621
Oceanside Unified School Dist., GO, Zero Coupon, 8/1/28 (10)	5,000	2,386
Orange County Sanitation Dist., COP, 5.00%, 2/1/35	1,500	1,602
Palm Springs, Int'l. Airport, 5.35%, 7/1/15 (2)	455	467
Palm Springs, Int'l. Airport, 5.55%, 7/1/28 (2)	440	417
Palm Springs, Int'l. Airport, 6.00%, 7/1/18 (2)	250	254
Palm Springs, Int'l. Airport, 6.40%, 7/1/23 (2)	250	254
Palm Springs, Int'l. Airport, 6.50%, 7/1/27 (2)	230	233
Palo Alto, Univ. Avenue Off-Street Parking Assessment Capital Improvement Bond Act 1915, 5.00%, 9/2/26	975	1,018
Palo Alto, Univ. Avenue Off-Street Parking Assessment Capital Improvement Bond Act 1915, 5.00%, 9/2/27	500	514
Palo Alto, Univ. Avenue Off-Street Parking Assessment Capital Improvement Bond Act 1915, 5.00%, 9/2/28	585	598
Palomar Pomerado Health, Election 2004, GO Zero Coupon, 8/1/25 (10)	5,000	2,892
Pasadena, 6.25%, 1/1/18	1,310	1,442

Pasadena, COP, 5.00%, 2/1/33	1,980	2,051
Pittsburg Unified School Dist., Election 2006, GO 5.625%, 8/1/39 (1)	2,400	2,612
Placentia PFA, 5.75%, 9/1/15 (5)	3,160	3,337
Port of Oakland, 5.00%, 11/1/24 (2)(7)	3,000	3,236
Port of Oakland, 5.125%, 5/1/30 (2)(7)	1,325	1,357
Port of Oakland, 5.125%, 5/1/31 (2)(7)	1,250	1,272
Poway Unified School Dist., Improvement Dist. #2007-1 Election 2008, GO, Zero Coupon, 8/1/30	3,800	1,625
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/34 (7)	1,005	965
Ridgecrest Redev. Agency, Tax Allocation, GO, 6.25%, 6/30/37	2,000	2,120
Riverside County Community College Dist., 5.50%, 8/1/29 (Prerefunded 8/1/14) (3)(7)	3,215	3,330
Riverside County Redev. Agency, Housing Set-Aside 6.00%, 10/1/39	2,250	2,304
Riverside County Redev. Agency, Interstate 215 Corridor Redev. Tax Allocation, 6.50%, 10/1/40	1,000	1,058
Riverside County Redev. Agency, Tax Desert Community 6.00%, 10/1/37	2,225	2,203
Roseville, Water Utility, 5.00%, 12/1/19 (7)	750	824
Roseville Natural Gas Fin. Auth., Merrill Lynch, 5.00%, 2/15/21	1,170	1,281
Roseville Natural Gas Fin. Auth., Merrill Lynch, 5.00%, 2/15/26	1,000	1,040
Sacramento City Fin. Auth., 5.00%, 12/1/21 (9)	3,985	4,166
Sacramento City Fin. Auth., 5.40%, 11/1/20	6,000	6,743
Sacramento Cogeneration Auth., Procter & Gamble 5.00%, 7/1/19	700	818
Sacramento Cogeneration Auth., Procter & Gamble 5.25%, 7/1/20	700	827
Sacramento County Sanitation Dist. Fin. Auth., VR 0.705%, 12/1/35 (9)	1,000	759
Saddleback Valley Unified School Dist. PFA, 6.00%, 9/1/15 (1)	1,375	1,495
San Buenaventura, Community Memorial Health 8.00%, 12/1/31	1,300	1,481
San Diego County Regional Airport Auth., 5.00%, 7/1/38 (2)	2,000	1,956

San Diego County Regional Airport Auth., 5.00%, 7/1/40	3,650	3,664
San Diego Public Fac. Fin. Auth., 5.00%, 4/15/37	4,000	4,002
San Diego Public Fac. Fin. Auth., Sewer Utility, 5.50%, 5/15/23	2,000	2,318
San Diego Public Fac. Fin. Auth., Water Utility, 5.25%, 8/1/38	4,000	4,217
San Diego Public Fac. Fin. Auth., Water Utility, 5.75%, 8/1/35	3,500	3,908
San Diego Redev. Agency, Tax Allocation Naval Training Center Redev. Agency, 5.50%, 9/1/30	1,000	1,039
San Diego Redev. Agency, Tax Allocation Naval Training Center Redev. Agency, 5.75%, 9/1/40	2,000	2,038
San Diego Unified School Dist., Election 2008, GO Zero Coupon, 7/1/36	2,000	576
San Francisco City & County Airports Commission 5.00%, 5/1/40	2,000	2,023
San Francisco City & County Airports Commission 5.25%, 5/1/25 (10)	1,500	1,717
San Francisco City & County Airports Commission 6.00%, 5/1/39	3,000	3,400
San Francisco City & County Redev. Agency, Mission Bay North 6.50%, 8/1/27	405	461
San Francisco City & County Redev. Agency, Mission Bay North 6.75%, 8/1/33	410	468
San Francisco City & County Redev. Agency, Mission Bay South 6.625%, 8/1/27	330	355
San Francisco City & County Redev. Agency, Mission Bay South 7.00%, 8/1/33	500	540
San Francisco Municipal Transportation Agency, 5.00%, 3/1/37	2,000	2,057
San Jose, El Parador Apartments, Multi-Family 6.10%, 1/1/31 (2)	1,445	1,397
San Jose Redev. Agency, Housing Set-Aside, 5.50%, 8/1/35	2,100	2,133
San Mateo, Bay Meadows Community Fac. Dist. #2008-1 6.00%, 9/1/42	2,000	2,063
San Mateo County Community College Dist., GO Zero Coupon, 9/1/29 (7)	5,000	2,495
Santa Margarita Water Dist., Village of Sendero 5.625%, 9/1/36	1,205	1,213

Santa Monica Redev. Agency, Earthquake Recovery 5.875%, 7/1/36	1,390	1,526
Santa Monica Redev. Agency, Earthquake Recovery 5.875%, 7/1/42	1,500	1,630
Southern California Public Power Auth., 5.00%, 7/1/35	2,000	2,051
Southern California Public Power Auth., 5.00%, 7/1/40	2,075	2,106
Southern California Public Power Auth. Los Angeles Dept. of Water & Power, 5.00%, 7/1/29	4,500	4,844
Sunnyvale, Solid Waste Management, 5.50%, 10/1/17 (2)(5)	1,890	1,896
Tobacco Securitization Auth. of Southern California Tobacco Industry, 5.125%, 6/1/46	2,500	1,733
Torrance, Memorial Medical Center, 5.00%, 9/1/40	2,000	2,015
Univ. of California Regents, 5.00%, 5/15/37	3,000	3,128
Univ. of California Regents, 5.00%, 5/15/48 (Tender 5/15/23)	3,700	4,330
Univ. of California Regents Medical Center, 5.00%, 5/15/26	2,225	2,446
Ventura County, 5.00%, 11/1/43	1,570	1,573
Walnut Energy Center Auth., Turlock Irrigation Dist. 5.00%, 1/1/35	3,000	3,041
Washington Township Health Care Dist., 6.25%, 7/1/39	1,500	1,587
Washington Unified School Dist., New High School, COP 5.125%, 8/1/37 (5)	2,000	2,028
West Sacramento Fin. Auth., Tax Revenue, 5.00%, 9/1/26 (11)	2,370	2,317
Whittier Health Fac., Presbyterian Intercommunity Hosp. 5.00%, 6/1/16	2,000	2,195
		391,502
VIRGIN ISLANDS 0.8%		
Virgin Islands PFA, 5.00%, 10/1/25	2,000	2,091
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	850	922
		3,013
PUERTO RICO 0.3%		
Puerto Rico, 5.25%, 7/1/27 (Prerefunded 7/1/16) (3)	860	966

Puerto Rico Ind., Tourism, Ed., Medical & Environmental Ascension Health Alliance, Hosp. de la Concepcion 6.375%, 11/15/15	215	216
		1,182
GUAM 0.1%		
Guam, Gov't. Obligation, 5.75%, 12/1/34	500	518
		518
Total Municipal Securities (Cost $387,209)		396,215
Total Investments in Securities		
99.4% of Net Assets (Cost $387,209)		**$ 396,215**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corp.
(2) Interest subject to alternative minimum tax
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Radian Asset Assurance Inc.
(5) Insured by AMBAC Assurance Corp.
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corp.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $3,427 and represents 0.9% of net assets.
(9) Insured by Financial Guaranty Insurance Company
(10) Insured by Assured Guaranty U.S. Holdings
(11) Insured by Syncora Guarantee
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HFA Health Facility Authority
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s).
VR Variable Rate; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund) is a diversified, open-end management investment company established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On March 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued, and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of November 30, 2013, cash of $30,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 5 - FEDERAL INCOME TAXES

At November 30, 2013, the cost of investments for federal income tax purposes was $386,969,000. Net unrealized gain aggregated $9,243,000 at period-end, of which $16,269,000 related to appreciated investments and $7,026,000 related to depreciated investments.

T. Rowe Price California Tax-Free Money Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
OTHER COMMERCIAL PAPER 13.9%		
California State Univ. Institute, TECP, 0.12%, 1/6/14	1,078	1,078
California State Univ. Institute, TECP, 0.13%, 12/3/13	700	700
California Statewide CDA, Kaiser Permanente, TECP 0.15%, 2/3/14	2,000	2,000
California Statewide CDA, Kaiser Permanente, TECP 0.23%, 1/8/14	1,000	1,000
Golden Gate Bridge Highway & Transportation Dist., TECP 0.12%, 2/5/14	1,000	1,000
Golden Gate Bridge Highway & Transportation Dist., TECP 0.13%, 3/6/14	1,000	1,000
Los Angeles Harbor Dept., TECP, 0.13%, 12/12/13	2,500	2,500
Port of Oakland, TECP, 0.12%, 2/6/14	1,000	1,000
Port of Oakland, TECP, 0.13%, 3/5/14	1,100	1,100
Total Other Commercial Paper (Cost $11,378)		11,378
OTHER MUNICIPAL DEBT 41.3%		
California, GO, 5.00%, 2/1/14	1,500	1,512
California, GO, 5.125%, 2/1/14	1,500	1,512
California, GO, 5.125%, 2/1/14	3,000	3,025
California, GO, 5.25%, 4/1/14	2,655	2,699
California Dept. of Water Resources, 5.00%, 12/1/13	1,000	1,000
California EFA, Stanford Univ., 5.00%, 3/15/14	625	634
California EFA, Stanford Univ., 5.25%, 12/1/13 (1)	200	200
California EFA, Univ. of Southern California, VRTR 0.06%, 12/6/13 (2)	655	655
California EFA, Univ. of Southern California, VRTR 0.06%, 12/6/13 (2)	150	150
California HFA, Lucile Packard Children's Hosp. 4.00%, 8/15/14	250	256
California HFA, Stanford Hosp. & Clinics, 0.16%, 1/7/14	300	300
California HFA, Stanford Hosp. & Clinics, 2.00%, 8/15/14	450	455

California Public Works Board, Dept. of Corrections 5.25%, 12/1/13	1,250	1,250
California Public Works Board, Dept. of Corrections 5.50%, 12/1/13	800	800
California Public Works Board, Univ. of California Regents 5.00%, 3/1/14 (1)	1,100	1,113
JPMorgan Chase, Providence Health & Services, VRTR 0.06%, 12/6/13	1,000	1,000
JPMorgan Chase, Univ. of California Regents, VRTR 0.06%, 12/6/13 (2)	1,000	1,000
Los Angeles, GO, TRAN, 2.00%, 5/1/14	1,500	1,511
Los Angeles Airport, Int'l. Airport, 5.50%, 5/15/14 (3)	1,025	1,050
Los Angeles Community College Dist., GO, 3.00%, 8/1/14	1,000	1,019
Los Angeles County, GO, TRAN, 2.00%, 2/28/14	1,750	1,758
Metropolitan Water Dist. of Southern California, 5.00%, 7/1/14	525	540
Orange County Sanitation Dist., COP, 2.00%, 10/16/14	1,000	1,016
Orange County Sanitation Dist., VRTR, 0.08%, 12/6/13	1,650	1,650
Orange County Sanitation Dist., Wastewater, 4.00%, 8/1/14	190	195
San Diego Unified School Dist., GO, TRAN, 2.00%, 1/31/14	1,000	1,003
Univ. of California Regents, 5.00%, 5/15/14	100	102
Univ. of California Regents, 5.00%, 5/15/14 (4)	2,485	2,539
Wells Fargo Stage Trust, Los Angeles Harbor Dept. 0.18%, 2/13/14 (2)	1,000	1,000
Wells Fargo Stage Trust, Metropolitan Washington Airports Auth., VRTR, 0.11%, 12/6/13 (2)(3)	500	500
Wells Fargo Stage Trust, Stanford Univ., 0.17%, 4/10/14 (2)	1,100	1,100
Wells Fargo Stage Trust, Univ. of Southern California, VRTR 0.06%, 12/6/13 (2)	1,200	1,200
Total Other Municipal Debt (Cost $33,744)		33,744

VARIABLE RATE DEMAND NOTES 42.6%

Affordable Housing Agency, RHA Properties, Westridge Hilltop VRDN, 0.05%, 12/6/13	2,100	2,100

Bay Area Toll Auth., VRDN, 0.03%, 12/6/13	800	800
California HFA, Catholic Healthcare, Dignity Health, VRDN 0.03%, 12/6/13	1,000	1,000
California HFA, Memorial Health Services, VRDN 0.04%, 12/6/13	1,500	1,500
California HFA, Scripps Health, VRDN, 0.03%, 12/6/13	1,150	1,150
California HFA, Scripps Health, VRDN, 0.04%, 12/6/13	500	500
California HFA, Stanford Hosp. & Clinics, VRDN, 0.04%, 12/6/13	1,600	1,600
California Housing Fin. Agency, Multifamily, VRDN 0.03%, 12/6/13	2,115	2,115
California Housing Fin. Agency, Multifamily, VRDN 0.05%, 12/4/13 (3)	645	645
California Housing Fin. Agency, Multifamily, VRDN 0.05%, 12/6/13 (3)	1,300	1,300
California Housing Fin. Agency, Single Family, VRDN 0.04%, 12/6/13 (3)	805	805
California Housing Fin. Agency, Single Family, VRDN 0.04%, 12/6/13 (3)	1,360	1,360
California Infrastructure & Economic Dev. Bank Pacific Gas & Electric, VRDN, 0.03%, 12/2/13	550	550
California Infrastructure & Economic Dev. Bank Pacific Gas & Electric, VRDN, 0.04%, 12/2/13	1,425	1,425
California Statewide CDA, Community Hosp. Monterey Peninsula, VRDN, 0.04%, 12/6/13	2,200	2,200
California Statewide CDA, Kaiser Permanente, VRDN 0.03%, 12/6/13	700	700
Irvine Ranch Water Dist., GO, VRDN, 0.05%, 12/2/13	595	595
Los Angeles Community Redev. Agency, Promenade Towers VRDN, 0.06%, 12/6/13	2,275	2,275
Los Angeles Dept. of Water & Power, Electric, VRDN 0.03%, 12/6/13	1,500	1,500
Los Angeles Dept. of Water & Power, Waterworks, VRDN 0.03%, 12/6/13	3,300	3,300
Los Angeles Dept. of Water & Power, Waterworks, VRDN 0.03%, 12/6/13	140	140

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Money Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund) is a diversified, open-end management investment company established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On March 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value per share (NAV) is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 30, 2013, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At November 30, 2013, the cost of investments for federal income tax purposes was $79,932,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 27, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 27, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date January 27, 2014